Accounts Receivable, Net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable

Accounts receivable consisted of the following:

	June 30,	December 31,
	2024	2023
Accounts receivable	7,455,097	12,275,650
Allowance for credit losses	(7,455,097)	(7,415,079)
Accounts receivable, net	$-	$4,860,571

Accounts receivable consisted of the following:

	December 31,	December 31,
	2023	2022
Accounts receivable	12,275,650	120,224,989
Allowance for credit losses	(7,415,079)	(27,469,288)
	$4,860,571	$92,755,701